Cover	Nov. 10, 2026
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Nov. 10, 2026
Entity Registrant Name	Gladstone Land Corp
Entity Central Index Key	0001495240
Amendment Flag	false
Entity Incorporation, State or Country Code	MD
Entity File Number	001-35795
Entity Tax Identification Number	54-1892552
Entity Address, Address Line One	1521 Westbranch Drive
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	McLean
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	22102
City Area Code	703
Local Phone Number	287-5800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock, $0.001 par value per share
Entity Information [Line Items]
Title of 12(b) Security	Common Stock, $0.001 par value per share
Trading Symbol	LAND
Security Exchange Name	NASDAQ
6.00% Series B Cumulative Redeemable Preferred Stock, $0.001 par value per share
Entity Information [Line Items]
Title of 12(b) Security	6.00% Series B Cumulative Redeemable Preferred Stock, $0.001 par value per share
Trading Symbol	LANDO
Security Exchange Name	NASDAQ
6.00% Series C Cumulative Redeemable Preferred Stock, $0.001 par value per share
Entity Information [Line Items]
Title of 12(b) Security	6.00% Series C Cumulative Redeemable Preferred Stock, $0.001 par value per share
Trading Symbol	LANDP
Security Exchange Name	NASDAQ